Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income (loss)
Schedule of accumulated other comprehensive income (loss)

	As of December 31, 2017	As of December 31, 2016

	(Dollars in thousands)
Foreign currency translation adjustments	$15,468	$(7,560)
Commodities and foreign currency derivatives	4,821	2

Total accumulated comprehensive income (loss)	$20,289	$(7,558)